Defined Contribution Plan - (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 01, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan Disclosure [Line Items]
Employer match (as a percent)	100.00%	100.00%
Plan Compensation (as a percent) for 100%	1.00%	2.00%
Employer match (as a percent)	50.00%	50.00%
Contribution made by the company		$ 0.8	$ 0.5	$ 0.5
Minimum
Defined Contribution Plan Disclosure [Line Items]
Plan Compensation (as a percent) for 50%	1.00%	2.00%
Maximum
Defined Contribution Plan Disclosure [Line Items]
Plan Compensation (as a percent) for 50%	6.00%	6.00%